Convertible debt	6 Months Ended
Jun. 30, 2023
Convertible debt
Convertible debt

14. Convertible debt

In conjunction with completion of the Arrangement, the Company acquired the following Convertible debt (see Note 5):

The reconciliation of the convertible debt for the six months ended June 30, 2023, is as follows:

	2020 Series	EB CD	Total
	$	$	$
Balance, December 31, 2022 and 2021	-	-	-
Acquisition of Engine	2,082,304	5,029,029	7,111,333
Interest expense	19,178	109,589	128,767
Accrued interest on conversion / interest payments	-	(125,000)	(125,000)
Change in fair value	(534,678)	79,669	(455,009)
Balance, June 30, 2023	1,566,804	5,093,287	6,660,091

The Company’s convertible debt obligations are classified between current and non-current liabilities on June 30, 2023, as follows:

As of June 30, 2023:	$
Less than one year	5,093,287
Greater than one year	1,566,804
Total convertible debt obligation	6,660,091

(a) 2020 Series

On September 1, 2022, Engine extended convertible debentures that were due to expire in October and November 2022 with an aggregate principal amount of US$1,250,000. Key terms include (a) maturity date of August 31, 2025, (b) interest rate of 7% (interest to be paid in full at maturity) and (c) conversion price of $4.40. Fair value as of June 30, 2023 was estimated using a binomial lattice method. The key assumptions used included share price of $3.02, conversion price of $4.40, 2.17-year remaining term, 7% interest rate, expected volatility of 110%, 4.75% risk free interest rate and 0% expected dividend yield.

As of June 30, 2023, and on April 11, 2023 (the Arrangement completion date) the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	June 30, 2023 (US$)	April 11, 2023 (US$)

Share price	3.02	6.09
Conversion price	4.40	4.40

Term, in years	2.17	2.39
Interest rate	7%	7%
Expected volatility	110.00%	105.00%
Risk-free interest rate	4.75%	3.89%
Expected dividend yield	0%	0%

(b) EB CD

On February 24, 2021, Engine issued a secured convertible debenture in the principal amount of $5 million (the “EB CD”). The EB CD is convertible into units of the Company at a conversion price of $41.00 per unit, with each unit comprised of one common share and one-half of a warrant, with each whole warrant exercisable into a common share at an exercise price of $60.00 per share for a period of three years from the issuance of the EB CD. The EB CD has an original term of three years, with a maturity date of February 24, 2024. The convertible debenture is secured by Engine’s assets.

As of June 30, 2023, and on April 11, 2023 (the Arrangement completion date) the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	June 30, 2023 (US$)	April 11, 2023 (US$)

Share price	3.02	6.09
Conversion price	41.00	41.00
Warrant exercise price	60.00	60.00

Term, in years	0.65	0.87
Interest rate	10%	10%
Expected volatility	140.00%	135.00%
Risk-free interest rate	5.38%	4.70%
Expected dividend yield	0%	0%

(c) Fair value

The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique and key inputs used).

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of June 30, 2023 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price USD $3.02	The share price was higher (lower)
		Risk-free interest rate (4.75% to 5.38%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (5.84% to 7.86%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)
Convertible debt	The fair value of the convertible debentures as of April 11, 2023 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price USD $6.09	The share price was higher (lower)
		Risk-free interest rate (3.89% to 4.7%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (7.92% to 10.27%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)